DEPOSIT AND PREPAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEPOSITS AND PREPAYMENTS

Deposit and prepayments consisted of the following:

	March 31, 2023	September 30, 2022
Deposit and prepayments
Advance to suppliers	$153,861	$141,418
Prepaid expenses	53,588	77,189
Prepaid income tax	567,932	-
Other	-	118
Less: allowance for doubtful account	-	-
Total prepayments	$775,381	$218,725

Deposit and prepayments consisted of the following:

	September 30, 2022	September 30, 2021
Deposit and prepayments
Advance to suppliers	$141,418	$12,298
Deposit	-	-
Prepaid expense	77,189	14,242
Prepaid tax		94,685
Other	118	-
Less: allowance for doubtful account	-	-
Total prepayments	$218,725	$121,225